Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
3. CASH AND CASH EQUIVALENTS
From time to time, the Company may have cash balances in financial institutions in excess of federal deposit insurance limits. The Company has never experienced any losses related to these balances. The Company considers only those investments that are highly liquid, readily convertible to cash, and that mature within three months from date of purchase to be cash equivalents.
The following table summarizes the Company’s cash and cash equivalents:

	December 31,
	2022	2021
	(in thousands)
Cash	$19	$59
Money market funds	33,967	108,323

Total cash and cash equivalents	$33,986	$108,382